Receivable due from related party (Narrative) (Details) - Services Agreement [Member] - Joint ventures [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Fee and commission income	$ 6.2
Fee and commission income, before adjustments for inflation	6.0
Service fee earned as operators of joint venture	4.9	$ 5.0
Service fee income, gross	6.1	6.0
Withholding taxes incurred	1.2	1.0
Amounts receivable, related party transactions	$ 2.7	$ 4.2